Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Apr. 01, 2019 INR (₨)
Property, plant and equipment
Beginning of the year		₨ 155,434
Beginning of the year, restated					₨ 604,477
End of the year	$ 830	62,563	₨ 155,434
Property, plant and equipment pledged as security		52,865	65,290
Depreciation charge		85,509	123,781	₨ 104,550
Gross
Property, plant and equipment
Beginning of the year		642,733	630,919
Acquisitions through business combinations			260
Additions		17,473	42,513
Disposals/adjustment		166,352	32,059
Effect of adoption of new accounting standards			(38,256)
Effects of movements in foreign exchange rates		147	1,100
End of the year		455,745	642,733	630,919
Depreciation
Property, plant and equipment
Beginning of the year		(487,299)	(389,225)
Beginning of the year, restated					455,337
Charge for the year		85,509	123,781
Disposals/adjustment		(147,799)	(26,540)
Effect of adoption of new accounting standards			(31,962)
Effects of movements in foreign exchange rates		135	833
End of the year		(393,182)	(487,299)	(389,225)
Leasehold improvements
Property, plant and equipment
Beginning of the year		8,385
Beginning of the year, restated					56,916
End of the year		1	8,385
Leasehold improvements | Gross
Property, plant and equipment
Beginning of the year		56,916	65,101
Additions			1,744
Disposals/adjustment		54,846	9,985
Effects of movements in foreign exchange rates		80	56
End of the year		2,150	56,916	65,101
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning of the year		(48,531)	(39,043)
Beginning of the year, restated					48,531
Charge for the year		6,279	19,407
Disposals/adjustment		(52,741)	(9,985)
Effects of movements in foreign exchange rates		80	66
End of the year		(2,149)	(48,531)	(39,043)
Computer and peripherals
Property, plant and equipment
Beginning of the year		73,100
Beginning of the year, restated					386,031
End of the year		25,868	73,100
Computer and peripherals | Gross
Property, plant and equipment
Beginning of the year		386,031	368,243
Acquisitions through business combinations			260
Additions		5,143	20,702
Disposals/adjustment		52,465	3,148
Effects of movements in foreign exchange rates		22	(26)
End of the year		338,731	386,031	368,243
Computer and peripherals | Depreciation
Property, plant and equipment
Beginning of the year		(312,931)	(249,726)
Beginning of the year, restated					312,931
Charge for the year		52,332	66,373
Disposals/adjustment		(52,417)	(3,225)
Effects of movements in foreign exchange rates		17	57
End of the year		(312,863)	(312,931)	(249,726)
Furniture and fixtures
Property, plant and equipment
Beginning of the year		5,068
Beginning of the year, restated					16,281
End of the year		2,570	5,068
Furniture and fixtures | Gross
Property, plant and equipment
Beginning of the year		16,281	17,212
Additions		211	1,123
Disposals/adjustment		9,136	2,070
Effects of movements in foreign exchange rates		19	16
End of the year		7,375	16,281	17,212
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning of the year		(11,213)	(10,981)
Beginning of the year, restated					11,213
Charge for the year		1,823	2,078
Disposals/adjustment		(8,247)	(1,855)
Effects of movements in foreign exchange rates		16	9
End of the year		(4,805)	(11,213)	(10,981)
Vehicles
Property, plant and equipment
Beginning of the year		55,970
Beginning of the year, restated					100,917
End of the year		25,199	55,970
Proceeds from vehicle loan		1,075	12,294	25,406
Vehicles | Gross
Property, plant and equipment
Beginning of the year		139,173	137,941
Additions		9,781	15,400
Disposals/adjustment		39,420	15,202
Effect of adoption of new accounting standards			(38,256)
Effects of movements in foreign exchange rates		0	1,034
End of the year		71,278	139,173	137,941
Vehicles | Depreciation
Property, plant and equipment
Beginning of the year		(83,203)	(64,200)
Beginning of the year, restated					51,241
Charge for the year		19,426	28,849
Disposals/adjustment		(24,588)	(10,536)
Effect of adoption of new accounting standards			(31,962)
Effects of movements in foreign exchange rates			690
End of the year		(46,079)	(83,203)	(64,200)
Vehicles held under vehicle loan
Property, plant and equipment
Property, plant and equipment pledged as security		24,006	49,067
Depreciation charge		11,643	19,913
Vehicles held under vehicle loan | Gross
Property, plant and equipment
Property, plant and equipment pledged as security		55,176	88,735
Vehicles held under vehicle loan | Depreciation
Property, plant and equipment
Property, plant and equipment pledged as security		(31,170)	(39,668)
Office Equipment
Property, plant and equipment
Beginning of the year		12,911
Beginning of the year, restated					44,332
End of the year		8,925	12,911
Office Equipment | Gross
Property, plant and equipment
Beginning of the year		44,332	42,422
Additions		2,338	3,544
Disposals/adjustment		10,485	1,654
Effects of movements in foreign exchange rates		26	20
End of the year		36,211	44,332	42,422
Office Equipment | Depreciation
Property, plant and equipment
Beginning of the year		(31,421)	(25,275)
Beginning of the year, restated					₨ 31,421
Charge for the year		5,649	7,074
Disposals/adjustment		(9,806)	(939)
Effects of movements in foreign exchange rates		22	11
End of the year		₨ (27,286)	₨ (31,421)	₨ (25,275)